Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments
The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2014			December 31, 2013
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Gross carrying amount	179,813	6,797	186,610	179,813	6,797	186,610
Accumulated amortization	(92,167)	(6,797)	(98,964)	(83,311)	(6,454)	(89,765)

Net carrying amount	87,646	—	87,646	96,502	343	96,845